Employees' Stock Option Plans (ESOP) (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share Option Grant

The following is the summary of grants made during fiscal 2023, 2022 and 2021 under the 2015 Plan and 2019 Plan:

	Fiscal 2023	Fiscal 2022	Fiscal 2021
2015 Plan
RSU - Equity settled
KMPs	367,479	284,543	457,151
Employees other than KMPs	1,784,975	1,305,880	2,203,460
	2,152,454	1,590,423	2,660,611

RSU - Incentive units (cash settled)
KMPs	—	—	—
Other employees	92,400	49,960	115,250
	92,400	49,960	115,250
2019 Plan
Equity settled Performance based RSU
KMPs	207,893	146,962	311,808
Employees other than KMPs	3,706,764	2,703,667	1,284,600
	3,914,657	2,850,629	1,596,408

Total grants	6,159,511	4,491,012	4,372,269

Refer to Note 2.20 for details on appointment and resignation of KMPs

Schedule of Break-up of Employee Stock Compensation Expense

Break-up of employee stock compensation expense:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Granted to:
KMP#	6	9	10
Employees other than KMP	58	47	35
Total	64	56	45
Cash settled stock compensation expense included in the above	1	3	11

# Includes reversal of employee stock compensation expense on account of resignation/retirement of key managerial personnel.

Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Fair Value estimated on Date of Grant

The fair value of each equity settled award is estimated on the date of grant using the following assumptions:

	For options granted in
	Fiscal 2023- Equity Shares-RSU	Fiscal 2023- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,525	18.08
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	23-32	27-34
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	5-7	2-5
Weighted average fair value as on grant date (₹) / ($- ADS)	1,210	13.69

	For options granted in
	Fiscal 2022- Equity Shares-RSU	Fiscal 2022- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,791	24.45
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	20-35	25-36
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	4-6	1-3
Weighted average fair value as on grant date (₹) / ($- ADS)	1,548	20.82

	For options granted in
	Fiscal 2021- Equity Shares-RSU	Fiscal 2021- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,253	18.46
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	30-35	30-36
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	4-5	0.1-0.3
Weighted average fair value as on grant date (₹) / ($- ADS)	1,124	16.19

2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Equity Settled Share Based Payment Transaction

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2023 is set out below:

	Year ended March 31, 2023
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	6,232,975	0.06
Granted	2,152,454	0.06
Exercised	2,105,904	0.06
Forfeited and expired	871,507	0.06
Outstanding at the end	5,408,018	0.06
Exercisable at the end	787,976	0.06
2015 Plan: Stock Options
Outstanding at the beginning	700,844	7.35
Granted	—	—
Exercised	566,814	7.40
Forfeited and expired	—	—
Outstanding at the end	134,030	6.44
Exercisable at the end	134,030	6.44
2019 Plan: RSUs
Outstanding at the beginning	4,958,938	0.07
Granted	3,914,657	0.06
Exercised	1,128,626	0.06
Forfeited and expired	522,931	0.06
Outstanding at the end	7,222,038	0.06
Exercisable at the end	1,352,150	0.06

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2022 is set out below:

	Year ended March 31, 2022
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	8,047,240	0.06
Granted	1,590,423	0.07
Exercised	2,569,983	0.05
Forfeited and expired	834,705	0.06
Outstanding at the end	6,232,975	0.06
Exercisable at the end	653,775	0.06
2015 Plan: Stock Options
Outstanding at the beginning	1,049,456	7.32
Granted	—	—
Exercised	348,612	7.02
Forfeited and expired	—	—
Outstanding at the end	700,844	7.35
Exercisable at the end	700,844	7.35
2019 Plan: RSUs
Outstanding at the beginning	3,050,573	0.07
Granted	2,850,629	0.07
Exercised	755,557	0.07
Forfeited and expired	186,707	0.07
Outstanding at the end	4,958,938	0.07
Exercisable at the end	692,638	0.07

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2021 is set out below:

	Year ended March 31, 2021
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	8,780,898	0.05
Granted	2,660,611	0.07
Exercised	3,783,462	0.05
Modification to equity settled awards	871,900	—
Forfeited and expired	482,707	0.06
Outstanding at the end	8,047,240	0.06
Exercisable at the end	151,685	0.05
2015 Plan: Stock Options
Outstanding at the beginning	1,100,330	7.13
Granted	—	—
Exercised	239,272	7.21
Modification to equity settled awards	203,026	—
Forfeited and expired	14,628	7.63
Outstanding at the end	1,049,456	7.32
Exercisable at the end	1,002,130	7.33
2019 Plan: RSUs
Outstanding at the beginning	2,091,293	0.07
Granted	1,596,408	0.07
Exercised	370,170	0.07
Forfeited and expired	266,958	0.07
Outstanding at the end	3,050,573	0.07
Exercisable at the end	233,050	0.07

Schedule of Equity Settled RSUs and Stock Options Outstanding

The following table summarizes information about equity settled RSUs and stock options outstanding as of March 31, 2023:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.06 (RSUs)	7,222,038	1.33	0.06	5,408,018	1.49	0.06
5 - 8 (Stock Options)	—	—	—	134,030	1.77	6.44

The following table summarizes information about equity settled RSUs and stock options outstanding as of March 31, 2022:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.07 (RSUs)	4,958,938	1.43	0.07	6,232,975	1.47	0.06
6 - 8 (Stock Options)	—	—	—	700,844	0.65	7.35